Note 19 - Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
During the first quarter of 2015, the Company completed certain changes to its organizational structure that resulted in a change to the Company's reportable business segments. As a result, the Performance Materials and Graphic Solutions reportable segments were combined into the Performance Applications reportable segment for the fiscal year ended December 31, 2014, the Successor 2013 Period as well as the Predecessor 2013 and 2012 Periods, and the AgroSolutions reportable segment was re-branded to Agricultural Solutions. Our new segment reporting structure represents businesses for which separate financial information is utilized by the chief operating decision maker, or CODM, for purpose of allocating resources and evaluating performance. Each reportable segment has its own president, who reports to the CODM.
The Performance Applications segment formulates and markets dynamic chemistry solutions that are used in electronics, automotive production, oil and gas production, drilling, commercial packaging and printing. Our products include surface and coating materials, water-based hydraulic control fluids and photopolymers. We operate in the Americas, Asia and Europe. In conjunction with the sale of our products, we provide extensive technical service and support to ensure superior performance of their application. Within this segment, the Company provides specialty chemicals to the following industries; Electronics, Industrial, Offshore and Commercial Packing and Printing. For the electronics industry, we design and formulate a complete line of proprietary “wet” dynamic chemistries that our customers use to process the surface of the printed circuit boards and other electronic components they manufacture. For the industrials, our dynamic chemistries are used for finishing, cleaning and providing surface coatings for a broad range of metal and non-metal surfaces which improve the performance or look of a component of an industrial part or process. For the offshore industry, we produce water-based hydraulic control fluids for major oil companies and drilling contractors for offshore deep water production and drilling applications. For the commercial packaging and printing industries, we produce photopolymers through an extensive line of flexographic plates, used to produce printing plates for transferring images onto commercial packaging, including packaging for consumer food products, pet food bags, corrugated boxes, labels and beverage containers. In addition, we also produce photopolymer printing plates for the flexographic and letterpress newspaper and publications markets.
The Agricultural Solutions segment is based on a solutions-oriented business model that focuses on product innovation to address an ever-increasing need for higher crop yield and quality. This operating segment was created during the fourth quarter of 2014 to manage our newly acquired agrochemical vertical, which now includes Agriphar’s and CAS’ complementary businesses, as well as the recently acquired Arysta’s business. We offer a wide variety of proven plant health and pest control products to growers, which are comprised of specific target applications in the following major product lines: adjuvants; fungicides; herbicides; home applications (home and garden and ectoparasiticides); honey bee health; insecticides; miticides; plant growth regulators; and seed treatments. Our product portfolio also includes biosolutions (biostimulants, innovative nutrition and biocontrol), and regional off-patent AIs that complement our principal product lines.

The Company evaluates the performance of its operating segments based on net sales and adjusted EBITDA. Adjusted EBITDA for each segment is calculated by taking net income and adding back interest expense, income tax expense (benefit), depreciation expense and amortization expense. This amount is further adjusted for acquisition-related expenses. Adjusted EBITDA for each segment also includes an allocation of corporate costs such as corporate salary, wages, equity compensation expense and legal costs.

Segment assets primarily include cash, receivables, inventories, prepaid expenses and other current assets, property, plant and equipment, goodwill, intangible assets, deferred taxes and other long term assets. Segment assets primarily exclude corporate assets, which consist of cash and cash equivalents, corporate property, plant and equipment, and deferred taxes.

The following table summarizes financial information regarding each reportable segment’s results of operations for the periods presented:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Net Sales:
Performance Applications	$755.2	$118.2	$627.7	$731.2
Agricultural Solutions	88.0	—	—	—
Consolidated net sales	843.2	118.2	627.7	731.2
Depreciation and amortization:
Performance Applications	76.3	12.8	32.8	42.2
Agricultural Solutions	11.7	—	—	—
Consolidated depreciation and amortization	88.0	12.8	32.8	42.2
Adjusted EBITDA
Performance Applications	196.2	27.4	152.7	162.2
Agricultural Solutions	16.0	—	—	—
Adjusted EBITDA	$212.2	$27.4	$152.7	$162.2

The following table reconciles Adjusted EBITDA to Net (loss) income attributable to common shareholders:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Adjusted EBITDA	$212.2	$27.4	$152.7	$162.2
Adjustments to reconcile net (loss) income:
Income tax benefit (provision)	6.7	5.8	(13.0)	(24.7)
Interest expense	(38.7)	(5.5)	(46.3)	(49.7)
Depreciation and amortization expense	(88.0)	(12.8)	(32.8)	(42.2)
Non-cash charges related to preferred dividend rights	—	(172.0)	—	—
Equity based compensation	(1.3)	(0.5)	(9.3)	(0.2)
Restructuring and related expenses	(3.0)	(3.5)	(4.5)	(1.2)
Manufacturer's profit in inventory adjustment	(35.5)	(23.9)	—	—
Non-cash fair value adjustment to contingent consideration	(29.1)	0.7	—	—
Acquisition transaction costs	(47.8)	(15.2)	(16.9)	—
Debt extinguishment	—	—	(18.8)	—
Other (expense) income	(5.4)	5.3	2.1	1.8
Net (loss) income attributable to shareholders	$(29.9)	$(194.2)	$13.2	$46.0

The following tables provide information for those countries that represent 10% or more of net sales and long-lived assets:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Net Sales*:
United States	$217.4	$31.5	$176.4	$205.6
Foreign Net Sales:
United Kingdom	119.1	17.8	93.4	115.2
China	87.8	13.5	64.2	66.3
Other countries	418.9	55.4	293.7	344.1
Total Foreign Net Sales	625.8	86.7	451.3	525.6
Total consolidated net sales	$843.2	$118.2	$627.7	$731.2

* Net sales are attributed to countries based on the country which generates the sale.

(amounts in millions)	December 31, 2014
Long lived assets, net (1)
United States	$64.8
Foreign countries
Belgium	28.9
United Kingdom	28.0
Other countries	53.3
Total foreign countries	110.2
Total long lived assets, net	$175.0

(amounts in millions)	December 31, 2013
United States	$56.5
Foreign countries
United Kingdom	30.0
China	17.4
Italy	13.8
Other countries	18.5
Total foreign countries	79.7
Total long lived assets, net	$136.2

(1)Long-lived assets represent property, plant and equipment, net.

Total assets by reportable segment as of December 31, 2014 and 2013 are not presented as they not utilized by the CODM for purpose of allocating resources and evaluating performance.

The following table shows the Company's external party sales by product for the periods presented:

(amounts in millions)	For the year ended December 31, 2014	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Performance Applications
Industrial Group	$429.4	$67.7	$353.4	$411.1
Electronics Group	159.9	24.9	128.4	148.4
Packaging and Printing Group	165.9	25.6	145.9	171.7
	755.2	118.2	627.7	731.2
Agricultural Solutions	88.0	—	—	—
Total consolidated net sales	$843.2	$118.2	$627.7	$731.2